STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Weighted
	Number of	Exercise	Average	Aggregate
	shares under	Price Per	Fair	Intrinsic
	options	Share	Value	Value

Balance outstanding, March 31, 2011	6,703,195	$1.38	$0.86	$5,734,572
Forfeited/Expired	(1,341,570)	1.06	1.00	(1,348,364)
Exercised	(76,500)	1.00	1.02	(77,868)
Granted	2,690,000	0.82	0.49	1,305,170
Balance outstanding, March 31, 2012	7,975,125	1.38	0.70	5,613,510
Forfeited/Expired	(652,500)	2.41	0.71	(460,975)
Exercised	-	-	-	-
Granted	2,917,000	0.31	0.16	453,774
Balance outstanding December 31, 2012	10,239,625	$0.91	$0.55	$5,606,309

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Nine Months
	Ended December	Year Ended
	31, 2012	March 31, 2012
Dividend yield	0	0
Expected volatility	65 - 70%	87 - 91%
Risk free interest rate	0.19-0.33%	0.25-1.21%
Expected life (years)	3.17	3.25

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$2.22	1,465,000	0.63	1,465,000	1,786,417
1.78	95,000	0.74	95,000	81,172
0.92	1,704,625	1.40	1,704,625	1,204,713
1.58	68,000	1.73	68,000	26,435
0.86	1,300,000	2.70	1,300,000	752,207
0.83	2,590,000	3.43	2,590,000	1,269,100
0.60	100,000	3.70	75,000	27,054
0.31	2,917,000	4.65	729,250	113,444
$0.91	10,239,625	2.8	8,026,875	$5,260,542

OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$2.41	652,500	0.31	652,500	460,975
2.22	1,465,000	1.13	1,465,000	1,786,417
1.78	95,000	1.49	95,000	81,172
0.92	1,704,625	2.15	1,704,625	1,204,713
1.58	68,000	2.48	68,000	26,435
0.86	1,300,000	3.45	1,300,000	752,207
0.83	2,590,000	4.18	1,295,000	634,550
0.60	100,000	4.45	50,000	18,036
$1.25	7,975,125	2.71	6,630,125	$4,964,505

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]
		Weighted	Weighted
		Average Grant	Average
	Number of	Date Fair Value	Grant Date
	Options	Per Share	Fair Value

Nonvested, March 31, 2011	650,000	$0.86	$0.58
Granted	2,690,000	0.82	0.49
Vested	(1,995,000)	0.83	0.51
Forfeited/Expired	-	-	-
Nonvested, March 31, 2012	1,345,000	0.82	0.49
Granted	2,917,000	0.31	0.16
Vested	(2,049,250)	0.64	0.37
Forfeited/Expired	-	-	-
Nonvested, December 31, 2012	2,212,750	$0.31	$0.16

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Broker
		Warrant	Share	Warrant
	Broker	Exercise	Purchase	Exercise
Expiration Date	Warrants	Price	Warrants	Price
February 23, 2013	-	$-	500,000	$5.000
September 16, 2015	246,285	1.250	4,104,757	1.250
May 31, 2017	255,721	0.437	-	-
December 21, 2017	-	-	5,905,408	0.50